TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of current trade and other accounts payable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of composition of current trade and other accounts payable [Abstract]
Suppliers technical purchases	$ 281,452	$ 145,973
Boarding Fee	181,049	234,070
Professional services and advisory	146,753	87,825
Aircraft Fuel	143,119	476,320
Handling and ground handling	137,626	114,163
Airport charges and overflight	142,709	81,459
Leases, maintenance and IT services	110,472	59,011
Other personnel expenses	105,696	93,490
Maintenance	116,103	42,202
Services on board	58,099	59,647
Marketing	53,419	60,850
Air companies	27,668	79,958
Crew	16,541	22,921
Land services	10,466	18,166
Achievement of goals	7,840	30,635
Jol Fleet	6,622	3,997
Others	212,165	60,617
Total trade and other accounts payables	$ 1,757,799	$ 1,671,304